Recent Accounting Pronouncements and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Recent Accounting Pronouncements and Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements and Significant Accounting Policies
2.  Recent Accounting Pronouncements and Significant Accounting Policies

Recent Accounting Pronouncements Not Yet Adopted

Reference Rate Reform (Topic 848): In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020.  An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. The Company does not currently have any contracts that have been changed to a new reference rate, but will continue to evaluate its contracts and the effects of this standard on its consolidated financial position, results of operations, and cash flows prior to adoption.

Significant Accounting Policies

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Performance Shipping Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity (“VIE”) for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. The Company’s evaluation did not result in an identification of variable interest entities as of December 31, 2021 and 2020.

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(c) Other Comprehensive Income / (Loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement.

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the years presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

(f) Restricted Cash:  Restricted cash, when applicable, includes minimum cash deposits required to be maintained under the Company’s borrowing arrangements.

(g) Accounts Receivable, net: The account includes receivables from pool charterers, charterers for hire, freight and demurrage, net of provision for credit losses – (please refer to paragraph (h) below and to Note 4).

(h) Provision for Credit Losses: The Company measures all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a timely manner. Receivables arising from operating leases are not within the scope of Subtopic 326-20 and as such, the receivables from time-charters are excluded. The Company measures the allowance for estimated credit losses on its short term receivables, being freight and demurrage receivables, cash equivalent balances and claims receivable (Note 4).

(i) Inventories: Inventories consist of bunkers, lubricants and victualling. Bunkers inventory exist when the vessel operates under freight or pool charter, or when on the balance sheet date a vessel has been redelivered by her previous time charterers and has not yet been delivered to new charterers, or remains idle. All inventories are stated at the lower of cost or net realizable value and cost is determined by the first in, first out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

(j) Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred.For vessels that on the balance sheet date were in the shipyard undergoing their scheduled special survey and the installation of their ballast water treatment system, improvement costs of the period under consideration are capitalized in Other non-current assets in the accompanying consolidated balance sheets .

(k) Vessel Depreciation: The Company depreciates its vessels on a straight-line basis over their estimated useful lives, after considering the estimated salvage value. Each vessel’s salvage value is the product of her light-weight tonnage and estimated scrap rate, which is estimated at $0.35 per light-weight ton for the tanker vessels, and has also been $0.35 per light-weight ton for the container vessels. Management estimates the useful life of the Company’s tanker vessels to be 25 years, and has been 30 years for the container vessels, from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted at the date such regulations are adopted.

(l) Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of a vessel plus her unamortized dry-dock costs and cost of any equipment not yet installed may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over her remaining useful life and her eventual disposition is less than her carrying amount plus unamortized drydock-costs and cost of any equipment not yet installed, the Company evaluates the vessel for impairment loss. The measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on assumptions by making use of available market data and taking into consideration third-party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the shipping market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates and fleet utilization, while other assumptions include vessels’ operating expenses, vessels’ residual value, dry-dock costs and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The Company also takes into account factors such as the vessels’ age and employment prospects under the then current market conditions and determines the future undiscounted cash flows considering its various alternatives, including sale possibilities existing for each vessel as of the testing dates.

In detail, the projected net operating cash flows are determined by considering the historical and estimated vessels’ performance and utilization, as well as historical utilization of other vessels of similar type and size considering the Company’s recent shift to the tanker market and the lack of extended historical data, the charter revenues from existing time charters for the fixed fleet days and an estimated daily rate for the unfixed days (based on the most recent 10 year average historical rates available for each type of vessel) over the remaining estimated life of each vessel, net of commissions, expected outflows for scheduled vessels’ maintenance and vessel operating expenses assuming an average annual inflation rate.  Effective fleet utilization is assumed to 88% in the Company’s exercise for the tanker vessels, and has been 98% for the container vessels until their sale, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), assumptions in line with the Company’s historical performance since the acquisition of its tanker vessels, peers’ historical performance, and its expectations for future fleet utilization under its fleet employment strategy. The review of the tanker vessels’ carrying values plus unamortized dry-dock costs and cost of any equipment not yet installed, in connection with the estimated recoverable amounts for 2021, 2020 and 2019 did not result in a recognition of impairment charge, while the respective review for the Company’s container vessels for 2020 and 2019 indicated impairment charges of $0 and $14,195, respectively, which are included in Net income /(loss) from discontinued operations in the accompanying consolidated statements of operations (Notes 3 and 6).

(m) Assets Held for Sale: The Company classifies assets or assets in disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale” when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii)  the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The review of the related criteria as of December 31, 2021 and 2020 did not result in held for sale classification for any of the Company’s vessels. During 2020 and 2019, the Company has recognized an impairment charge of $339 and $17,434, respectively, from classification of certain of its container vessels as held for sale within the respective years, which are included in Net income /(loss) from discontinued operations in the accompanying consolidated statements of operations (Notes 3 and 6).

(n) Revenues and Voyage Expenses: Since the Company’s vessels are employed under time and voyage charter contracts, the Company disaggregates its revenue from contracts with customers by the type of charter (time charters, spot charters and pool arrangements).

The Company has determined that all of its time charter agreements contain a lease and are therefore accounted for as operating leases in accordance with ASC 842. Time charter revenues are accounted for over the term of the charter as the service is provided. Vessels are chartered when a contract exists and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are generally determined in the main body of charter parties and the relevant voyage expenses burden the charterer (i.e. port dues, canal tolls, pilotages and fuel consumption). Upon delivery of the vessel, the charterer has the right to control the use of the vessel (under agreed prudent operating practices) as they have the enforceable right to: (i) decide the delivery and redelivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding vessel’s operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel’s charter. Any off-hires are recognized as incurred. The charterer may charter the vessel with or without owner’s crew and other operating services. In the case of time charter agreements, the agreed hire rates include compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company, as a lessor, elected to apply the practical expedient which allowed it to account for the lease and the non-lease components of time charter agreements as one, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. Time-charter revenue is usually received in advance, and as such, unearned revenue represents cash received prior to the balance sheet date for which related service has not been provided.

Spot, or voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton, regardless of time to complete. The Company has determined that under voyage charters, the charterer has no right to control any part of the use of the vessel. Thus, the Company’s voyage charters do not contain lease and are accounted for in accordance with ASC 606. More precisely, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. Thus, revenues from voyage charters on the spot market are recognized ratably from the date of loading (Notice of Readiness to the charterer, that the vessel is available for loading) to discharge date of cargo (loading-to-discharge). Voyage charter payments are due upon discharge of the cargo. Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement, represents a form of variable consideration and is recognized as the performance obligation is satisfied. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

The Company’s tanker vessels have been employed since their acquisition under time and voyage charter contracts, and since June 2021 the Company also charters some of its vessels through pool arrangements. For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by the margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating lease on the accrual basis and is recognized in the period in which the variability is resolved. The Company recognizes net pool revenue on a quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material (Note 4).

As discussed above, under a time charter, specified voyage costs such as bunkers and port charges are paid by the charterer, while commissions are paid by the Company. Under spot charter arrangements, voyage expenses that are unique to a particular charter are paid for by the Company. Commissions are expensed as incurred. Voyage expenses that qualify as contract fulfilment costs (mainly consisting of bunkers expenses and port dues) and are incurred by the Company from the latter of the end of the previous vessel employment, provided that the vessel is fixed, or from the date of inception of a voyage charter contract until the arrival at the loading port, are capitalized to Deferred Voyage Expenses and amortized ratably over the total transit time of the voyage (loading-to-discharge). Vessel voyage expenses that do not qualify as contract fulfilment costs, operating expenses, and charter hire expenses are expensed when incurred.

(o) Earnings/(Loss) per Common Share: Basic earnings/(loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings/(loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of the if-converted calculation, the conversion price of preferred convertible stock is based on the end of the period market price (Note 12).

(p) Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale. Unamortized dry-docking costs of vessels classified as held for sale are written off as impairment charges when these vessels’ carrying values are impaired as a result of their classification. The unamortized dry-docking cost as of December 31, 2021 and 2020 was $1,408 and nil, respectively. Amortization of dry-docking costs for 2021, 2020 and 2019 for the tankers vessels amounted to $68, $0 and $0, respectively, and is included in Depreciation and amortization of deferred charges in the accompanying consolidated statement of operations, while the amortization of dry-docking costs for 2020 and 2019 for the container vessels amounted to $68 and $389, respectively, and is included in Net income / (loss) from discontinued operations in the accompanying consolidated statement of operations. Also, in 2020 and 2019, deferred dry-dock costs which were written off as Loss / (Gain) on vessels’ sale for the container vessels amounted to $66 and $117, respectively, and as Impairment losses due to the respective vessels’ sale or due to their classification as held for sale during the year, amounted to $0 and $598, respectively, and are also included in in Net income / (loss) from discontinued operations in the accompanying consolidated statement of operations (Note 3).

(q) Financing Costs and Liabilities: Fees paid to lenders for obtaining new loans, or for refinancing existing ones which are determined as debt modifications, are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs.  Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Discount premiums are accounted for similar to other financing fees. Loan commitment fees are charged to expense in the period incurred. A loan liability is derecognized when the Company pays the creditor and is relieved of its obligation for the liability. For loans repaid or refinanced that meet the criteria of debt extinguishment, the difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the statement of operations.

(r) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs relating to the Company’s tanker vessels are included in Vessel operating expenses, and those relating to the container vessels are included in Net income / (loss) from discontinued operations in the accompanying consolidated statements of operations.

(s) Share-Based Payment: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured.  That cost is recognized under the straight-line method over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). When the service inception date precedes the grant date, the Company accrues the compensation cost for periods before the grant date based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on the fair value at the grant date.  Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

The Company also grants stock options as incentive-based compensation to certain of its officers, in accordance with the terms of the Company’s Equity Incentive Plan. Stock-based compensation awards that are classified as equity and do not contain any market, service or performance conditions, are recognized on the grant date with a corresponding credit to equity and are measured at fair value. The compensation cost of the Company’s stock-based compensation awards is included in general and administrative expenses in the consolidated statement of operations (Note 10).

(t) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(u) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. For credit losses accounting on the Company’s financial assets please see paragraph (h) above.

(v) Going Concern: The Company’s policy is in accordance with ASU No. 2014-15, “Presentation of Financial Statements - Going Concern”, issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued.

(w) Evaluation of Purchase Transactions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was the purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

(x) Re-purchase and Retirement of Company’s Common Shares: All Company’s common shares re-purchased are immediately cancelled and retired, and the Company’s share capital is accordingly reduced. The excess of the cost of the common shares over their par value is allocated in additional paid-in capital.

(y) Re-purchase and Retirement of Company’s Preferred Shares: All Company’s preferred shares re-purchased are immediately cancelled and retired, and the Company’s share capital is accordingly reduced. Any difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock represents a return to (from) the preferred stockholder that should be treated in a manner similar to the treatment of dividends paid on preferred stock. If the fair value of the consideration transferred plus any direct costs incurred in relation to the redemption, is less than the carrying amount of the preferred shares redeemed (net of any issuance costs), the difference is credited to retained earnings. In addition, any possible excess between the fair value of the consideration paid for the re-purchase of preferred shares and the carrying amount of the shares surrendered is reflected as gain and is included in Net income / (loss) attributable to common stockholders (Notes 10 and 12).

(z) Discontinued Operations: It is a Company’s policy, that the current and prior year periods assets, liabilities, results of operations and cash flows of a Company’s component disposed of by sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal (Note 3).

(aa) Rent Concessions Related to the COVID-19 Pandemic: The FASB has provided accounting elections for entities that provide or receive rent concessions (e.g., deferral of lease payments, reduced future lease payments) due to the COVID-19 pandemic. Entities are allowed to elect to not evaluate whether a concession provided by a lessor due to COVID-19 is a lease modification. An entity that makes this election can then elect whether to apply the modification guidance (i.e., assume the concession was always contemplated by the contract or assume the concession was not contemplated by the contract). During 2021, the Company’s rent costs were reduced as a result of COVID-19 relief measures applied by the Greek government. The Company assessed that the rent concession qualifies for the election, as the concession did not result in a substantial increase in the rights of the lessor or the obligations of the lessee, and then elected to not evaluate whether this concession provided by the Greek government due to COVID-19 is a lease modification, and further chose to adopt a policy to not account for the concession as a lease modification. Finally, the Company, as a lessee that was contractually released from certain lease payments, accounts the rent concession like a negative variable lease payment (Note 9).

(ab) Segmental Reporting: The Company engages in the operation of tanker vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide. The Company reports financial information and evaluates the operations by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters.